QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 28, 2017
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2017 and 2016 (in thousands, except per share amounts):

	Fiscal Year 2017 Quarters Ended
	Sept. 28	Dec. 28	March 29	June 28
Revenues	$758,492	$771,043	$810,641	$810,661
Income before provision for income taxes	$32,966	$48,268	$59,612	$67,662
Net income	$23,233	$34,637	$42,369	$50,584
Basic net income per share	$0.42	$0.70	$0.87	$1.03
Diluted net income per share	$0.42	$0.69	$0.86	$1.02
Basic weighted average shares outstanding	54,844	49,833	48,954	48,917
Diluted weighted average shares outstanding	55,576	50,480	49,506	49,435

	Fiscal Year 2016 Quarters Ended
	Sept. 23	Dec. 23	March 23	June 29 (a)
Revenues	$762,559	$788,610	$824,639	$881,681
Income before provision for income taxes	$48,753	$68,272	$78,150	$91,212
Net income	$33,207	$47,694	$57,502	$62,217
Basic net income per share	$0.55	$0.81	$1.01	$1.12
Diluted net income per share	$0.54	$0.80	$1.00	$1.10
Basic weighted average shares outstanding	60,225	59,198	56,673	55,657
Diluted weighted average shares outstanding	61,208	59,899	57,407	56,394